Income Tax (Rate Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at statutory rate	$ (30)	$ (5)	$ 28
Resolution of prior years	(4)	0	0
Dividends received deduction	(2)	(1)	(2)
Change in uncertain tax benefits	(1)	0	0
Tax credits	(1)	(1)	(1)
Change in valuation allowance	0	1	0
Provision for income tax expense (benefit)	$ (38)	$ (6)	$ 25
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.00%	25.00%	19.00%